Leases - Operating Leases, Lessor, Future Undiscounted Cash Flows, and Income (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Operating lease payments receivable
2022	$ 7	$ 28
2023	28	28
2024	21	21
2025		18
2025 and thereafter	20
2026 and thereafter		2
Total	$ 76	$ 97